Income Taxes - Provision for (Benefit from) Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current income tax provision
Domestic		$ 2,306	$ 856
Foreign	$ 10,817	33,311	33,654
Total	10,817	35,617	34,510
Deferred income tax benefit:
Foreign	(9,304)	(12,646)	(65,347)
Total	(9,348)	(12,646)	(65,347)
Total income tax provision (benefit)	$ 1,513	$ 22,971	$ (30,837)